Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 24, 2010
Cash flows from operating activities:
Net Loss	$ (928,307)	$ (302,827)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	353,527	431,127
Loss on debt extinguishment	0	840,307
Change in allowance for bad debt	(66,723)	70,000
Change in fair value of stock warrant liability	(85,503)	604,048
Gain on sale of building	0	(25,550)
Common stock issued for interest and services	55,880	48,200
Common stock Issued for rent	0	112,404
Common stock issuable for services	26,200	0
Stock based compensation	86,796	31,848
Amortization of note discount	0	235,792
Gain on sale of property	(7,500)	0
Change in assets and liabilities:
Accounts receivable - trade	(4,052,742)	(3,148,849)
Other receivables	(141,331)	23
Prepaid expenses, deposits and other	(260,676)	(490,456)
Prepaid workers' compensation	193,056	0
Workers' compensation risk pool deposits	1,619,242	856,112
Accounts payable	(1,275,688)	(199,413)
Accounts receivable factoring agreement	2,202,376	1,961,905
Accrued wages and benefits	616,529	135,933
Workers compensation claims liability	(609,359)	9,134
Disbursements outstanding	710,942	620,281
Other current liabilities	187,393	(559,975)
Net cash provided (used) by operating activities	(1,375,888)	1,230,044
Cash flows from investing activities:
Purchases of property and equipment	(221,358)	(11,811)
Proceeds on sale of building	0	156,690
Cash restricted by lender	150,000	(150,000)
Net cash used by investing activities	(71,358)	(5,121)
Cash flows from financing activities:
Proceeds from excercise of common stock warrants	220,000	0
Proceeds from private placement		420,000
Principal payments on notes payable	0	(1,115,563)
Costs of common stock offering and registration	0	(15,000)
Net cash used by financing activities	220,000	(710,563)
Net decrease in cash	(1,227,246)	514,360
Cash, beginning of period	1,667,281	69,971
Cash, end of period	440,035	584,331
Non-cash investing and financing activities
Fair value of warrants issued in connection with debt extinguishment	0	160,830
Common stock issued in connection with short-term debt refinancing	0	1,500,000
Line of credit settled with accounts receivable	0	2,915,645
Common stock issued for prepaid rent	0	37,121
Property and equipment financed	0	11,425
Supplemental disclosure of cash flow information
Interest paid	$ 65,027	$ 187,877